Managed Investment Entities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gains (losses) on change in fair value of assets/liabilities (a):
Assets	$ (33)	$ 150
Liabilities		(220)
Management fees paid to AFG	19	15
Collateralized loan obligations' earnings (losses) attributable to:
AFG shareholders	6	17
Noncontrolling interests	$ (24)	$ (64)